Leases (Details) - Schedule of maturities of operating lease liabilities $ in Thousands	Dec. 31, 2019 USD ($)
Schedule of maturities of operating lease liabilities [Abstract]
2020	$ 4,341
2021	3,750
2022	2,938
2023	2,284
2024 and after	13,003
Total operating lease payments	26,316
Less: imputed interest	3,183
Present value of lease liabilities	$ 23,133